UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service: R. Gregory Barton, Esquire
                                       P.O. Box 876
                                       Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2002 - April 30, 2003

Item 1: Reports to Shareholders

Vanguard(R) STAR(TM) Fund

SEMIANNUAL REPORT

APRIL 30, 2003

[THE VANGUARD GROUP(R) LOGO]

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

SUMMARY

* During the first half of its 2003 fiscal year, Vanguard STAR Fund returned 5.4%, outpacing its comparative measures.

* Both stocks and bonds made solid gains. International stocks lagged domestic equities, but were in the black.

* Corporate bonds and stocks of smaller companies generally performed well, bolstering STAR's performance.

CONTENTS

 1 Letter from the Chairman
 5 Fund Profile
 6 Glossary of Investment Terms
 7 Performance Summary
 8 Results of Proxy Voting
 9 Financial Statements
16 Advantages of Vanguard.com

LETTER FROM THE CHAIRMAN                              [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN
Fellow Shareholder,

Both stocks and bonds made solid gains during the six months ended April 30, 2003. Vanguard STAR Fund posted a return of 5.4%, which was higher than those of its comparative measures.
     The table below compares the fund's total return (capital change plus reinvested distributions) with those of its two main benchmarks: a composite of mutual fund groups weighted to reflect STAR's investment guidelines and a similarly weighted composite of unmanaged market indexes. As of this calendar year, each of our composite benchmarks includes an international stock component, and the money market component has been replaced with short-term bonds. These changes better reflect the makeup of the STAR Fund, which has owned shares of international stock funds since August 2001 and uses a bond fund, rather than a money market fund, for its short-term investments.

-----------------------------------------
TOTAL RETURNS            SIX MONTHS ENDED
                           APRIL 30, 2003
-----------------------------------------
VANGUARD STAR FUND                   5.4%
Composite Fund Average*              4.0
STAR Composite Index**               4.5
-----------------------------------------

 *The Composite Fund Average, which is derived from data provided by Lipper
  Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002; and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1-5 year investment-grade fund, and 12.5% average international fund thereafter.

**The STAR Composite Index is weighted 62.5% Wilshire 5000 Total Market Index,
  25% Lehman Brothers Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Bill Index through December 31, 2002; and 50% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, 12.5% Lehman 1-5 Year U.S. Credit Index, and 12.5% MSCI EAFE Index thereafter.

     Your fund's per-share distributions and changes in net asset value during the period can be found in the table on page 4.

STOCKS OPENED AND CLOSED STRONGLY
During the six months ended April 30, 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 5.0%, a performance reflecting vigorous rallies at the beginning and end of the period. Inside these bookends, however, stock prices drifted lower, depressed by investor apprehension about geopolitical tensions and generally glum economic news. Although the U.S. military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending was strong, but the job market deteriorated, and the red-hot residential real estate market began to cool. The broad economy registered anemic growth.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2003
                                                 -------------------------------
                                                      SIX        ONE        FIVE
                                                   MONTHS       YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                      4.8%     -13.5%       -2.3%
Russell 2000 Index (Small-caps)                      7.6      -20.8        -2.5
Wilshire 5000 Index (Entire market)                  5.0      -13.6        -2.6
MSCI All Country World Index Free
  ex USA (International)                             3.1      -15.2        -4.9
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                          4.3%      10.5%        7.6%
  (Broad taxable market)
Lehman Municipal Bond Index                          3.6        8.5         6.3
Citigroup 3-Month Treasury Bill Index                0.6        1.5         4.0
================================================================================
CPI
Consumer Price Index                                 1.4%       2.2%        2.5%
--------------------------------------------------------------------------------
*Annualized.

     Small stocks, as represented by the Russell 2000 Index, performed better than the large stocks in the Russell 1000 Index, while growth stocks (those that are expected to produce rapid earnings growth) and value stocks (those that generally trade at below-market valuations) produced similar returns.
     Overseas, Asian stock markets were hit especially hard, but as a group, international stocks produced a modest positive return for U.S.-based investors.

BONDS DEFIED EXPECTATIONS
Bonds generated surprisingly strong results, with the Lehman Brothers Aggregate Bond Index--a broad measure of the taxable bond market-- returning 4.3%. Bond yields began the fiscal half-year at their lowest levels in 40 years, which would generally portend unimpressive returns. But the bond market rallied further, in part because of a strong rebound in hard-hit corporate bonds. Long- and intermediate-term interest rates fell modestly during the period, and the yield of the 3-month U.S. Treasury bill--a fair proxy for money market yields--declined 34 basis points (0.34 percentage point) to 1.11%.

ALL HOLDINGS ROSE FOR STAR
Vanguard STAR Fund's 5.4% return was almost a percentage point higher than that of its benchmark composite index and even farther above the composite peer-group average. STAR also outpaced both the broad stock and bond markets for the six months--an unusual, and pleasant, turn of events for a balanced fund.
     As you know, the STAR Fund is a "fund of funds," through which you are able to invest in a wide range of Vanguard funds at low cost and without being subject to their minimum investment requirements. The table opposite shows each fund's weighting in STAR and six-month return as of April 30.

All 11 funds posted positive returns. Their gains ranged from 0.2% for Vanguard(R) International Value Fund, reflecting the relatively poor performance of overseas markets, to a stellar 9.8% for Vanguard(R) Long-Term Corporate Fund. The latter enjoyed the double boon of falling interest rates and a rebound in investors' desire for corporate bonds. (A decline in interest rates, which causes the prices of existing bonds to rise, typically gives the biggest boost to longer-term bonds. Conversely, these bonds' prices often fall farthest when interest rates are rising.)

--------------------------------------------------------------------------------
                                                                   TOTAL RETURNS
VANGUARD FUND                        PERCENTAGE OF              SIX MONTHS ENDED
(INVESTOR SHARES)                     STAR ASSETS*                APRIL 30, 2003
--------------------------------------------------------------------------------
STOCK FUNDS
  Windsor II                                 17.1%                          4.9%
  Windsor                                     9.1                           8.7
  Morgan(TM)Growth                            6.8                           4.7
  PRIMECAP                                    6.8                           8.2
  U.S. Growth                                 6.7                           2.2
  International Growth                        6.3                           2.5
  International Value                         6.2                           0.2
  Explorer(TM)                                4.2                           6.1
--------------------------------------------------------------------------------
BOND FUNDS
  Long-Term Corporate                        12.4%                          9.8%
  GNMA                                       12.3                           2.7
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
  Short-Term Corporate                       12.1%                          3.7%
--------------------------------------------------------------------------------
COMBINED                                    100.0%                          5.4%
--------------------------------------------------------------------------------
*As of April 30, 2003.

     Government and mortgage-backed securities--among the biggest winners during the previous three years--lagged corporate bonds during the past six months, resulting in Vanguard(R) GNMA Fund's 2.7% return. Among the underlying domestic equity funds, returns ranged from 2.2% for Vanguard(R) U.S. Growth Fund to 8.7% for Vanguard(R) Windsor(TM) Fund. Large-cap growth stocks--the focus of the U.S. Growth Fund--generally posted the lowest returns among market segments. For the Windsor Fund and Vanguard(R) PRIMECAP Fund, the investment advisers' somewhat outsized and contrarian stock selections paid off handsomely during the six months. Indeed, 9 of STAR's 11 underlying funds easily outpaced their average mutual fund peers. (The two exceptions were the U.S. Growth and International Value Funds, which slightly lagged the average returns of their peer groups.)
     STAR has no expenses of it's own, but shareholders incur a portion of the expenses of the underlying funds. STAR's effective expense ratio (annualized operating costs as a percentage of average net assets) of 0.44% was far lower than the 1.36% charged by it's average peer.

THE BEST SOLUTION TO UNCERTAINTY MAY BE THE SIMPLEST ONE
Now that we have seen a break in the longest bear market in stocks since the Great Depression, many investors may be asking themselves, "Is the worst finally over?" Neither we nor anyone else can answer that. We can say that stocks are more reasonably priced than they were three years ago, and--with higher bond prices and lower yields--fixed income securities are riskier than they used to be. But no one can foretell what the markets will do in the short term.
     For this reason, we believe it is prudent for most people to stick with a balanced investment plan, diversified across asset classes in proportions appropriate for their situation, goals, time horizon, and risk tolerance. The STAR Fund provides a convenient and low-cost means to pursue such a plan.
     We thank you for your continued trust and confidence.


Sincerely,

/S/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer

May 12, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              OCTOBER 31, 2002-APRIL 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                               STARTING       ENDING        INCOME       CAPITAL
                            SHARE PRICE  SHARE PRICE     DIVIDENDS         GAINS
--------------------------------------------------------------------------------
STAR Fund                        $14.41       $14.91         $0.27         $0.00
--------------------------------------------------------------------------------

FUND PROFILE                                                As of April 30, 2003

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 6.

STAR FUND
-----------------------------------------
FINANCIAL ATTRIBUTES

Yield                                2.6%
Expense Ratio                          0%
Average Weighted Expense Ratio*     0.44%
-----------------------------------------

-----------------------------------------
EQUITY INVESTMENT FOCUS

[GRID APPEARS HERE]

MARKET CAP                          LARGE
STYLE                               VALUE

-----------------------------------------
VOLATILITY MEASURES

                                    BROAD
                         FUND     INDEX**
-----------------------------------------
R-Squared                0.83        1.00
Beta                     0.49        1.00
-----------------------------------------

-----------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

STOCK FUNDS
  Windsor II                        17.1%
  Windsor                            9.1
  Morgan Growth                      6.8
  PRIMECAP                           6.8
  U.S. Growth                        6.7
  International Growth               6.3
  International Value                6.2
  Explorer                           4.2

BOND FUNDS
  Long-Term Corporate               12.4%
  GNMA                              12.3

SHORT-TERM INVESTMENTS
  Short-Term Corporate              12.1%
-----------------------------------------
Total                              100.0%
-----------------------------------------

-----------------------------------------
FIXED INCOME INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY           INVESTMENT-GRADE
                                CORPORATE
AVERAGE MATURITY                   MEDIUM

-----------------------------------------
FUND ASSET ALLOCATION

[PIE CHART APPEARS HERE]

STOCKS                                63%
BONDS                                 25%
SHORT-TERM INVESTMENTS                12%



                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

 *For underlying funds; annualized.
**Wilshire 5000 Index.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                         As of April 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

STAR FUND
-------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) October 31, 1992-April 30, 2003
-------------------------------------------------------------------------
                                   STAR FUND                   COMPOSITE*
FISCAL                 CAPITAL       INCOME           TOTAL         TOTAL
YEAR                    RETURN       RETURN          RETURN        RETURN
-------------------------------------------------------------------------
1993                     11.1%         4.4%           15.5%         15.3%
1994                     -2.0          3.5             1.5           0.9
1995                     15.7          4.5            20.2          17.0
1996                     13.1          4.3            17.4          14.3
1997                     17.9          4.1            22.0          19.5
1998                      5.8          3.4             9.2           4.4
1999                      7.3          3.4            10.7          15.7
2000                      8.6          3.9            12.5          14.0
2001                     -6.4          3.3            -3.1         -13.4
2002                     -9.4          2.9            -6.5          -8.4
2003                      3.5          1.9             5.4           4.0

 *The Composite Fund Average, which is derived from data provided by Lipper
  Inc., is weighted 62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund through December 31, 2002; and 50% average general equity fund, 25% average fixed income fund, 12.5% average 1-5 year investment-grade fund, and 12.5% average international fund thereafter.
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 13 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                         ONE     FIVE  -------------------------
                   INCEPTION DATE       YEAR    YEARS  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
STAR Fund              03/29/1985    -12.46%    1.86%    4.87%    3.69%    8.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposal:

- ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for the fund. All trustees served as trustees to the fund prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
TRUSTEE                                   FOR            WITHHELD            FOR
--------------------------------------------------------------------------------
John J. Brennan                14,890,605,500         210,628,324          98.6%
Charles D. Ellis               14,884,597,360         216,636,465          98.6
Rajiv L. Gupta                 14,860,083,637         241,150,188          98.4
JoAnn Heffernan Heisen         14,880,145,951         221,087,874          98.5
Burton G. Malkiel              14,854,652,159         246,581,665          98.4
Alfred M. Rankin, Jr.          14,888,363,273         212,870,551          98.6
J. Lawrence Wilson             14,863,134,431         238,099,393          98.4
--------------------------------------------------------------------------------
*Results are for all funds within the same trust.




Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS                                  April 30, 2003 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
STAR FUND                                               SHARES            (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------
STOCK FUNDS (63.1%)
Vanguard Windsor II Fund Investor Shares            59,028,338       $1,276,193
Vanguard Windsor Fund Investor Shares               53,278,366          678,766
Vanguard Morgan Growth Fund Investor Shares         43,029,948          509,044
Vanguard PRIMECAP Fund Investor Shares              12,280,263          508,280
Vanguard U.S. Growth Fund Investor Shares           39,132,916          502,858
Vanguard International Growth Fund Investor Shares  37,863,590          467,237
Vanguard International Value Fund                   24,743,642          461,964
Vanguard Explorer Fund Investor Shares               6,691,461          316,573
                                                                     -----------
                                                                      4,720,915
                                                                     -----------
BOND FUNDS (24.6%)
Vanguard Long-Term Corporate Fund Investor Shares   97,944,618          926,556
Vanguard GNMA Fund Investor Shares                  85,393,400          915,417
                                                                     -----------
                                                                      1,841,973
                                                                     -----------
SHORT-TERM BOND FUND (12.0%)
Vanguard Short-Term Corporate Fund Investor Shares  82,875,175          899,196
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $7,063,083)                                                   7,462,084
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          FACE           MARKET
                                                        AMOUNT           VALUE*
STAR FUND                                                (000)            (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account 1.32%, 5/1/2003
  (Cost $20,930)                                       $20,930       $   20,930
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $7,084,013)                                                   7,483,014
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                             19,119
Liabilities                                                             (19,966)
                                                                     -----------
                                                                           (847)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 501,965,754 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $7,482,167
================================================================================

NET ASSET VALUE PER SHARE                                                $14.91
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                        AMOUNT              PER
                                                         (000)            SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                     $7,100,358           $14.15
Undistributed Net Investment Income                     42,976              .09
Accumulated Net Realized Losses                        (60,168)            (.12)
Unrealized Appreciation                                399,001              .79
--------------------------------------------------------------------------------
NET ASSETS                                          $7,482,167           $14.91
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                      STAR FUND
                                                SIX MONTHS ENDED APRIL 30, 2003
                                                                          (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions Received                                       $ 112,014
  Interest                                                                   96
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                                           112,110
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received*                                    1,703
  Investment Securities Sold                                            (52,217)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (50,514)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                              322,798
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $384,394
================================================================================
*Represents short-term gain distributions of $1,703,000 that are treated as ordinary income for tax purposes.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                              STAR FUND
                                                   -----------------------------
                                                      SIX MONTHS           YEAR
                                                           ENDED          ENDED
                                                   APR. 30, 2003  OCT. 31, 2002
                                                           (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $  112,110     $  242,923
  Realized Net Gain (Loss)                               (50,514)        (1,024)
  Change in Unrealized Appreciation (Depreciation)       322,798       (768,331)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Operations                                    384,394       (526,432)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                 (135,128)      (249,806)
  Realized Capital Gain*                                      --         (7,404)
--------------------------------------------------------------------------------
    Total Distributions                                 (135,128)      (257,210)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                                 310,307        829,839
  Issued in Lieu of Cash Distributions                   130,957        249,706
  Redeemed                                              (433,280)      (921,447)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                                   7,984        158,098
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              257,250       (625,544)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  7,224,917      7,850,461
--------------------------------------------------------------------------------
  End of Period                                       $7,482,167     $7,224,917
================================================================================

1Shares Issued (Redeemed)
  Issued                                                  21,557         52,263
  Issued in Lieu of Cash Distributions                     9,084         15,698
  Redeemed                                               (30,214)       (59,546)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding            427          8,415
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $0 and $7,404,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

STAR FUND
------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED  YEAR ENDED  JAN. 1 TO         YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                          APR. 30,    OCT. 31,   OCT. 31,  --------------------------------------
THROUGHOUT EACH PERIOD                               2003        2002      2001*      2000*     1999      1998     1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $14.41      $15.92     $17.81     $18.21   $17.96    $17.38   $15.86
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .23        .480        .41        .65      .60       .58      .60
  Capital Gain Distributions Received                  --        .181         --       1.07     1.13       .86     1.06
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    .54      (1.656)     (1.19)       .17     (.47)      .70     1.65
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  .77       (.995)      (.78)      1.89     1.26      2.14     3.31
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.27)      (.500)      (.26)      (.64)    (.61)     (.58)    (.59)
  Distributions from Realized Capital Gains            --       (.015)      (.85)     (1.65)    (.40)     (.98)   (1.20)
------------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (.27)      (.515)     (1.11)     (2.29)   (1.01)    (1.56)   (1.79)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $14.91      $14.41     $15.92     $17.81   $18.21    $17.96   $17.38
========================================================================================================================

TOTAL RETURN                                        5.41%      -6.53%     -4.47%     10.96%    7.13%    12.38%   21.15%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $7,482      $7,225     $7,850     $8,119   $8,087    $8,083   $7,355
  Ratio of Total Expenses to
    Average Net Assets--Note B                         0%          0%         0%         0%       0%        0%       0%
  Ratio of Net Investment Income to
    Average Net Assets                            3.13%**       3.07%    2.91%**      3.57%    3.21%     3.18%    3.46%
  Portfolio Turnover Rate                           24%**         12%         6%        17%      10%       16%      15%
========================================================================================================================
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. Valuation: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2. Repurchase Agreements: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

     5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the six months ended April 30, 2003, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2002, the fund had available realized losses of $9,526,000 to offset future net capital gains through October 31, 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2003; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At April 30, 2003, net unrealized appreciation of investment securities for tax purposes was $399,001,000, consisting of unrealized gains of $723,080,000 on securities that had risen in value since their purchase and $324,079,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended April 30, 2003, the fund purchased $880,086,000 of investment securities and sold $905,508,000 of investment securities other than temporary cash investments.

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

MANAGE  YOUR  INVESTMENTS  WITH  EASE
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.
*    Check your overall asset allocation, no matter where your assets are held.
*    Compare your holdings with industry benchmarks.
*    Analyze your personal performance.
* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)
* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
Go to our Planning & Advice and Research Funds & Stocks sections and:
* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.
*    Find out how much you should save for retirement and for college costs.
* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.
* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.
*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
John J. Brennan*         Chairman of the Board, Chief Executive Officer, and
(1987)                   Director/Trustee of The Vanguard Group, Inc., and of
                         each of the investment companies served by The Vanguard
                         Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Charles D. Ellis         The Partners of '63 (pro bono ventures in education);
(2001)                   Senior Adviser to Greenwich Associates (international
                         business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of
                         Business at New York University; Trustee of the
                         Whitehead Institute for Biomedical Research.

Rajiv L. Gupta           Chairman and Chief Executive Officer (since October
(2001)                   1999), Vice Chairman (January-September 1999), and Vice
                         President (prior to September 1999) of Rohm and Haas
                         Co. (chemicals); Director of Technitrol, Inc.
                         (electronic components), and Agere Systems
                         (communications components); Board Member of the American Chemistry Council; Trustee of Drexel
                         University.

JoAnn Heffernan Heisen   Vice President, Chief Information Officer, and Member
(1998)                   of the Executive Committee of Johnson & Johnson
                         (pharmaceuticals/consumer products); Director of the
                         Medical Center at Princeton and Women's Research and
                         Education Institute.

Burton G. Malkiel        Chemical Bank Chairman's Professor of Economics,
(1977)                   Princeton University; Director of Vanguard Investment
                         Series plc (Irish investment fund) (since November
                         2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital
                         (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

Alfred M. Rankin, Jr.    Chairman, President, Chief Executive Officer, and
(1993)                   Director of NACCO Industries, Inc. (forklift trucks/
                         housewares/lignite); Director of Goodrich Corporation
                         (industrial products/aircraft systems and services);
                         Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. Lawrence Wilson       Retired Chairman and Chief Executive Officer of Rohm
(1985)                   and Haas Co. (chemicals); Director of Cummins Inc.
                         (diesel engines), MeadWestvaco Corp. (paper products),
                         and AmerisourceBergen Corp. (pharmaceutical
                         distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
Executive Officers*

R. Gregory Barton        Secretary; Managing Director and General Counsel of The
                         Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

Thomas J. Higgins        Treasurer; Principal of The Vanguard Group, Inc.;
                         Treasurer of each of the investment companies served by
                         The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment
 Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.          F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.    MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.                RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.                 GEORGE U. SAUTER, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                    [THE VANGUARD GROUP(R) LOGO]
                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Consolidated View, Explorer, Morgan, PlainTalk, STAR, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

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1-800-662-2739

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1-800-523-1036

TEXT TELEPHONE
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(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q562 062003

VANGUARD(R) LIFESTRATEGY(R) FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003

VANGUARD(R) LIFESTRATEGY(R) INCOME FUND
VANGUARD(R) LIFESTRATEGY(R) CONSERVATIVE GROWTH FUND
VANGUARD(R) LIFESTRATEGY(R) MODERATE GROWTH FUND
VANGUARD(R) LIFESTRATEGY(R) GROWTH FUND


THE VANGUARD GROUP LOGO(R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.
--------------------------------------------------------------------------------
SUMMARY

* The Vanguard LifeStrategy Funds posted solid six-month returns, with three funds gaining 4.7% and the fourth, 4.8%.

* Despite extreme volatility, the broad U.S. stock market slightly outpaced the broad U.S. bond market in the half-year ended April 30, 2003.

* Thanks to a relatively large commitment to stocks, each LifeStrategy Fund outperformed its benchmark composite index.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   6    Fund Profiles
  10    Glossary of Investment Terms
  11    Performance Summaries
  14    Results of Proxy Voting
  15    Financial Statements

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

Both stocks and bonds made solid gains during the six months ended April 30, 2003, with stocks winding up slightly ahead in the U.S. markets. The results for the four Vanguard LifeStrategy Funds were strikingly close to one another:
Despite their very different allocations to stocks and bonds, three funds returned 4.7% and the fourth, 4.8%. This similarity resulted from both the near-parity of overall stock and bond returns and the funds' varying degrees of exposure to international stocks.

     Because the funds had larger-than-usual stakes in stocks during the period, each LifeStrategy Fund outpaced its benchmark composite index. The adjacent table compares the total returns (capital change plus reinvested distributions) of the funds and their benchmarks, which are weighted to reflect the target asset allocation of each fund. Two of our funds also had returns higher than their composite peer-group averages, as shown on page 4.

------------------------------------------------------------------------
TOTAL RETURNS                                           SIX MONTHS ENDED
                                                        APRIL 30, 2003

Vanguard LifeStrategy Income Fund                               4.7%
Income Composite Index*                                         3.8
------------------------------------------------------------------------
Vanguard LifeStrategy Conservative
  Growth Fund                                                   4.7%
Conservative Growth Composite Index*                            3.9
------------------------------------------------------------------------
Vanguard LifeStrategy Moderate
  Growth Fund                                                   4.8%
Moderate Growth Composite Index*                                4.6
------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund                               4.7%
Growth Composite Index*                                         4.5
------------------------------------------------------------------------
*Total returns for the composite indexes are derived by applying the funds' target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Citigroup 3-Month Treasury Bill Index.

     The table on page 5 presents the funds' starting and ending net asset values for the period, dividend distributions, and annualized yields as of April
30. Reflecting the general decline in interest rates, the funds' yields fell somewhat over the half-year. At the end of the period, the yield of the Income Fund stood at 4.24% and that of the Conservative Growth Fund at 3.13%.

STOCKS OPENED AND CLOSED  STRONGLY

During the six months ended April 30, 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Index, returned 5.0%, a performance reflecting vigorous rallies at the beginning and end of the period. Inside these bookends, however, stock prices drifted lower, depressed by investor apprehension about geopolitical tensions and the generally glum economic

--------------------------------------------------------------------------------
MARKET BAROMETER                                           TOTAL RETURNS PERIODS
                                                            ENDED APRIL 30, 2003

                                                             SIX    ONE     FIVE
                                                          MONTHS   YEAR   YEARS*
--------------------------------------------------------------------------------
Russell 1000 Index (Large-caps)                             4.8%   -13.5%  -2.3%
Russell 2000 Index (Small-caps)                             7.6    -20.8   -2.5
Wilshire 5000 Index (Entire market)                         5.0    -13.6   -2.6
MSCI All Country World Index Free
  ex USA (International)                                    3.1    -15.2   -4.9
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                                 4.3%    10.5%  7.6%
 (Broad taxable market)
Lehman Municipal Bond Index                                 3.6     8.5    6.3
Citigroup 3-Month Treasury Bill Index                       0.6     1.5    4.0
================================================================================
Consumer Price Index                                        1.4%    2.2%   2.5%
--------------------------------------------------------------------------------
*Annualized.

news. Although the U.S.military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending stayed strong, but the job market deteriorated and the red-hot housing market began to cool. The broad economy registered anemic growth.
     Small stocks, as represented by the Russell 2000 Index, performed better than the large stocks in the Russell 1000 Index, while growth stocks (those that are expected to produce rapid earnings growth) and value stocks (those that generally trade at below-market valuations) produced similar returns.
     Overseas, Asian stock markets were hit especially hard, but as a group, international stocks produced a modest positive return for U.S.-based investors.

BONDS DEFIED EXPECTATIONS

Bonds generated surprisingly strong results, with the Lehman Aggregate Bond Index--a broad measure of the taxable bond market--returning 4.3%. Bond yields began the fiscal half-year at their lowest levels in more than 40 years, which would generally portend unimpressive returns, but the bond market rallied further, in part because of a strong rebound in hard-hit corporate bonds. Long- and intermediate-term interest rates fell modestly during the period, and the yield of the 3-month U.S. Treasury bill--a fair proxy for money market yields--declined 34 basis points (0.34 percentage point) to 1.11%.

FOR THE LIFESTRATEGY FUNDS,  INTERNATIONAL  STOCKS PLAYED AN OFFSETTING ROLE

With stocks outperforming bonds--albeit not by much--you would expect those LifeStrategy funds with the largest stock allocations to post the highest returns. Obviously, this did not happen during the fiscal half-year; instead, the four funds' returns were almost identical. The reason is that the funds with higher stock allocations also had higher stakes in international stocks, which performed less well than U.S. stocks and U.S. bonds.

As you know, the LifeStrategy Funds invest in other Vanguard funds in varying allocations. Three of the four own shares of Vanguard(R) Total International Stock Index Fund, which posted the lowest result (+2.2%) among the underlying funds. The international fund accounts for about 15% of the LifeStrategy Growth Fund's assets, with lower allocations in the Moderate Growth and Conservative Growth Funds. This acted as a drag on the more aggressive funds, while helping the more conservative funds. The Moderate Growth Fund managed to find the "sweet spot," giving it a slightly higher return than the other funds.

     Another underlying fund--VANGUARD(R) ASSET ALLOCATION FUND--was the source of the equity commitment that enabled the four LifeStrategy Funds to outperform their index benchmarks. While each benchmark includes a fixed percentage of stocks, our funds' stakes change according to the holdings in the Asset Allocation Fund, which represents one-quarter of each LifeStrategy fund's holdings. (The table below shows the four funds' target allocations and their actual allocations as of April 30.)

     The Asset Allocation Fund's investment adviser shifts the fund's assets among stocks, bonds, and money market instruments based on an assessment of the relative attractiveness of each asset class. By mid-2002, the Asset Allocation Fund was 100% invested in stocks, and--aside from a temporary and profitable 10% bond position in December--it stayed that way throughout the LifeStrategy Funds' fiscal half-year. After an initial rocky spell, this equity-heavy position paid off during the past six months. The Asset Allocation Fund gained 5.4% during the period.

     Another underlying fund that boosted performance relative to benchmarks was VANGUARD(R) SHORT-TERM CORPORATE FUND, which accounts for about one-fifth of the assets of the Income and Conservative Growth Funds. With corporate bonds rebounding, this fund returned 3.7%--far above the 0.6% return of money market instruments.

     Relative to their composite peer-group averages, two LifeStrategy Funds posted slightly higher returns for the half-year, while two were on par with their peers, as the table on page 4 shows. Over the past decade, the gap between our funds' returns and those of the peer averages has been wider, and we expect it

--------------------------------------------------------------------------------
TARGET AND ACTUAL ASSET ALLOCATIONS             PERCENTAGES AS OF APRIL 30, 2003

                      SHORT-TERM
                                  STOCKS*             BONDS        INVESTMENTS
                              --------------    -------------    ---------------
LIFESTRATEGY FUND            TARGET  ACTUAL     TARGET  ACTUAL   TARGET   ACTUAL
--------------------------------------------------------------------------------
Income                          20%     31%     60%      50%      20%      19%
Conservative Growth             40      50      40       30       20       20
Moderate Growth                 60      71      40       29        0        0
Growth                          80      90      20       10        0        0
--------------------------------------------------------------------------------
*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 0%, 5%, 10%, and 15% of assets, respectively.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  APRIL 30, 2003
                                ------------------------------------------------
                                VANGUARD           MUTUAL FUND
LIFESTRATEGY FUND                   FUND              AVERAGE*        DIFFERENCE
--------------------------------------------------------------------------------
Income                               4.7%               4.7%               0.0%
Conservative Growth                  4.7                4.2                0.5
Moderate Growth                      4.8                4.8                0.0
Growth                               4.7                4.2                0.5
--------------------------------------------------------------------------------
*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

will be again in the future. Our confidence rests in large part upon Vanguard's low costs. The average weighted expense ratios of the LifeStrategy Funds (based on the expenses of the underlying funds) range from 0.28% to 0.29% on an annualized basis. In comparison, the average ratios for composite peer groups are three to four times that--a difficult hurdle for competitors to overcome year after year. We note that, unlike many "funds of funds" offered by other companies, the LifeStrategy Funds do not charge administrative fees on top of the underlying funds' expense ratios.

THE BEST SOLUTION TO UNCERTAINTY MAY BE THE SIMPLEST ONE
Now that we have seen a break in the longest bear market in stocks since the Great Depression, some investors may be asking themselves, "Is the worst finally over?" Neither we nor anyone else can answer that. We can say that stocks are more reasonably priced than they were three years ago and--with higher bond prices and lower yields--fixed income securities are riskier than they used to be. But no one can foretell what the markets will do in the short term. For this reason, we believe that the prudent choice is to stick with a balanced investment plan, diversified across asset classes in proportions appropriate for the investor's situation, goals, time horizon, and risk tolerance. The Vanguard LifeStrategy Funds provide a convenient and low-cost means to pursue such a plan. Thank you for entrusting your hard-earned money to us.


Sincerely,



/S/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer


May 9, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              OCTOBER 31, 2002-APRIL 30, 2003

                                                   DISTRIBUTIONS PER SHARE
                                                  ------------------------
                            STARTING       ENDING      INCOME  CAPITAL       SEC
LIFESTRATEGY FUND        SHARE PRICE  SHARE PRICE   DIVIDENDS    GAINS    YIELD*
--------------------------------------------------------------------------------
Income                        $12.28       $12.61      $0.240    $0.00     4.24%
Conservative Growth            12.81        13.18       0.220     0.00     3.13
Moderate Growth                13.96        14.39       0.225     0.00     2.57
Growth                         14.45        14.94       0.180     0.00     1.98
--------------------------------------------------------------------------------
*30-day advertised yield net of expenses at month-end.

--------------------------------------------------------------------------------
FUND PROFILES                                              AS OF APRIL 30, 2003

These Profiles provide snapshots of each fund's characteristics, along with their allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 10.



LIFESTRATEGY INCOME FUND
----------------------------------------
FINANCIAL ATTRIBUTES

Yield                              4.2%
Expense Ratio                        0%
Average Weighted Expense Ratio*   0.28%
----------------------------------------

--------------------------------------------------
VOLATILITY MEASURES


                                             BROAD
                              FUND         INDEX**
--------------------------------------------------
R-Squared                     0.01          1.00
Beta                          0.12          1.00
--------------------------------------------------

--------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund                    49.8%
Vanguard Asset Allocation Fund                           25.5
Vanguard Short-Term Corporate Fund                       19.5
Vanguard Total Stock Market Index Fund                    5.2
--------------------------------------------------------------
Total                                                   100.0%
--------------------------------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

-------------------------------
FIXED INCOME INVESTMENT FOCUS

Cedit Quality - Treasury/Agency
Average Maturity - Medium
-------------------------------
----------------------------
FUND ASSET ALLOCATION

Short-Term Investments - 19%
Bonds -                  50%
Stocks -                 31%
----------------------------

*For underlying funds; annualized.
**Lehman Aggregate Bond Index.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                   3.1%
Expense Ratio                             0%
Average Weighted Expense Ratio*        0.28%
--------------------------------------------

------------------------------------
VOLATILITY MEASURES

                               BROAD
                        FUND INDEX**
------------------------------------
R-Squared              0.93    1.00
Beta                   0.39    1.00
------------------------------------
-----------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Bond Market Index Fund           29.7%
Vanguard Asset Allocation Fund                  25.4
Vanguard Total Stock Market Index Fund          20.4
Vanguard Short-Term Corporate Fund              19.6
Vanguard Total International Stock Index Fund    4.9
-----------------------------------------------------
Total                                          100.0%
-----------------------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

--------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality - Treasury/Agency
Average Maturity - Medium
--------------------------------

----------------------------
FUND ASSET ALLOCATION

Short-Term Investments - 20%
Stocks -                 50%
Bonds -                  30%
----------------------------
 *For underlying funds; annualized.
**Wilshire 5000 Index.
                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

LIFESTRATEGY MODERATE GROWTH FUND
---------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                    2.6%
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.28%
---------------------------------------------

-----------------------------------
VOLATILITY MEASURES

                              BROAD
                      FUND  INDEX**
-----------------------------------
R-Squared             0.97    1.00
Beta                  0.58    1.00
-----------------------------------

-------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund                  35.5%
Vanguard Total Bond Market Index Fund                   29.3
Vanguard Asset Allocation Fund                          25.4
Vanguard Total International Stock Index Fund            9.8
-------------------------------------------------------------
Total                                                  100.0%
-------------------------------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

---------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality  - Treasury/Agency
Average Maturity - Medium
---------------------------------

----------------------
FUND ASSET ALLOCATION

Bonds -            29%
Stocks -           77%
----------------------
 *For underlying funds; annualized.
**Wilshire 5000 Index.

LIFESTRATEGY GROWTH FUND
---------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                    2.0%
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.29%
---------------------------------------------

---------------------------------------
VOLATILITY MEASURES

                                  BROAD
                FUND            INDEX**

R-Squared       0.98               1.00
Beta            0.78               1.00
---------------------------------------

------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

Vanguard Total Stock Market Index Fund           50.0%
Vanguard Asset Allocation Fund                   25.0
Vanguard Total International Stock Index Fund    15.1
Vanguard Total Bond Market Index Fund             9.9
------------------------------------------------------
Total                                           100.0%
------------------------------------------------------

-----------------------
EQUITY INVESTMENT FOCUS

Market Cap -      Large
Style -           Blend
-----------------------

--------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality - Treasury/Agency
Average Maturity - Medium
--------------------------------

----------------------
FUND ASSET ALLOCATION

Bonds -            10%
Stocks -           90%
----------------------
*For underlying funds; annualized.
**Wilshire 5000 Index.
                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF APRIL 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


LIFESTRATEGY INCOME FUND
---------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-APRIL 30, 2003
---------------------------------------------------------------------
                        LIFESTRATEGY INCOME FUND              INCOME
                                                           COMPOSITE
                                                              INDEX*
FISCAL              CAPITAL       INCOME         TOTAL         TOTAL
YEAR                 RETURN       RETURN        RETURN        RETURN
---------------------------------------------------------------------
1994                   0.0%         0.0%          0.0%           0.4%
1995                   13.9          5.0          18.9          15.6
1996                    4.2          5.5           9.7           8.9
1997                    7.6          5.9          13.5          12.5
1998                    6.8          5.4          12.2          10.0
1999                    0.1          5.2           5.3           6.1
2000                    1.7          5.8           7.5           7.4
2001                   -0.7          5.5           4.8           3.7
2002                   -5.3          4.5          -0.8           1.3
2003**                  2.7          2.0           4.7           3.8
---------------------------------------------------------------------
 *60% Lehman  Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Citigroup
  3-Month Treasury Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 23 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              SINCE INCEPTION
                              INCEPTION    ONE    FIVE  ------------------------
                               DATE       YEAR   YEARS  CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
LifeStrategy Income Fund     9/30/1994    0.04%  4.69%    3.15%    5.26%   8.41%
--------------------------------------------------------------------------------

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) September 30, 1994-April 30, 2003
-------------------------------------------------------------------------
                       LIFESTRATEGY CONSERVATIVE            CONSERVATIVE
                             GROWTH FUND                          GROWTH
                                                               COMPOSITE
                                                                  INDEX*
FISCAL          CAPITAL     INCOME      TOTAL                      TOTAL
YEAR             RETURN     RETURN     RETURN                     RETURN
-------------------------------------------------------------------------
1994               0.6%       0.0%       0.6%                       0.8%
1995              14.4        4.4       18.8                       16.2
1996               7.2        4.9       12.1                       11.4
1997              11.5        4.9       16.4                       15.7
1998               8.5        4.5       13.0                       11.0
1999               5.5        4.5       10.0                       11.0
2000               2.5        4.8        7.3                        7.0
2001              -7.6        4.3       -3.3                       -4.6
2002              -7.7        3.6       -4.1                       -2.5
2003**             2.9        1.8        4.7                        3.9
-------------------------------------------------------------------------
 *40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Citigroup
  3-Month Treasury Index, and 5% MSCI EAFE Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 24 for dividend and capital gains information.

LIFESTRATEGY MODERATE GROWTH FUND
---------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) September 30, 1994-April 30, 2003
---------------------------------------------------------------
                        LIFESTRATEGY MODERATE          MODERATE
                         GROWTH FUND                     GROWTH
                                                      COMPOSITE
                                                         INDEX*
FISCAL          CAPITAL     INCOME      TOTAL             TOTAL
YEAR             RETURN     RETURN     RETURN            RETURN
---------------------------------------------------------------
1994               0.4%       0.0%       0.4%              1.1%
1995              17.5        3.1       20.6              19.0
1996              10.9        3.7       14.6              14.2
1997              15.7        3.9       19.6              19.6
1998              10.8        3.5       14.3              12.8
1999              10.7        3.6       14.3              15.0
2000               3.8        3.4        7.2               6.9
2001             -13.7        3.0      -10.7             -10.9
2002             -10.1        2.8       -7.3              -5.5
2003**             3.1        1.7        4.8               4.6
---------------------------------------------------------------
 *50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE
  Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 25 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              SINCE INCEPTION
                         INCEPTION        ONE     FIVE -------------------------
                              DATE       YEAR    YEARS  CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
LifeStrategy Conservative
  Growth Fund            9/30/1994      -6.73    2.51%   3 .66%    4.42%   8.08%
--------------------------------------------------------------------------------
LifeStrategy Moderate
  Growth Fund            9/30/1994    -12.87%    0.32%    4.49%    3.34%   7.83%
--------------------------------------------------------------------------------

LIFESTRATEGY GROWTH FUND
------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 30, 1994-APRIL 30, 2003
------------------------------------------------------------------
                              LIFESTRATEGY GROWTH FUND      GROWTH
                                                         COMPOSITE
                                                            INDEX*
FISCAL          CAPITAL     INCOME         TOTAL             TOTAL
YEAR             RETURN     RETURN        RETURN            RETURN
------------------------------------------------------------------
1994               1.7%       0.0%          1.7%              1.5%
1995              17.5        2.8          20.3              19.6
1996              14.2        2.9          17.1              16.8
1997              19.5        3.0          22.5              22.7
1998              12.2        2.6          14.8              13.5
1999              16.6        2.8          19.4              20.0
2000               4.3        2.5           6.8               6.4
2001             -20.1        1.9         -18.2             -18.4
2002             -12.7        1.8         -10.9              -9.4
2003               3.4        1.3           4.7               4.5
------------------------------------------------------------------
 *65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE
  Index.
**Six months ended April 30, 2003.
Note: See Financial Highlights table on page 26 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                           SINCE INCEPTION
                           INCEPTION      ONE     FIVE -------------------------
                                DATE     YEAR    YEARS  CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
LifeStrategy Growth Fund   9/30/1994  -19.31%   -2.16%    4.80%    2.49%   7.29%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposal:

* ELECT TRUSTEES FOR EACH FUND.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

--------------------------------------------------------------------------------
                                                                      PERCENTAGE
TRUSTEE                          FOR           WITHHELD                      FOR
--------------------------------------------------------------------------------
John J. Brennan            14,890,605,500     210,628,324                  98.6%
Charles D. Ellis           14,884,597,360     216,636,465                  98.6
Rajiv L. Gupta             14,860,083,637     241,150,188                  98.4
JoAnn Heffernan Heisen     14,880,145,951     221,087,874                  98.5
Burton G. Malkiel          14,854,652,159     246,581,665                  98.4
Alfred M. Rankin, Jr.      14,888,363,273     212,870,551                  98.6
J. Lawrence Wilson         14,863,134,431     238,099,393                  98.4
--------------------------------------------------------------------------------
*Results are for all funds within the same trust.
Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS APRIL 30, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY INCOME FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUND (5.2%)
Vanguard Total Stock Market Index Fund
  Investor Shares                           2,812,093                    58,941


BALANCED FUND (25.4%)
Vanguard Asset Allocation Fund
  Investor Shares                          15,273,601                   288,977


BOND FUND (49.7%)
Vanguard Total Bond Market Index Fund
  Investor Shares                          54,191,265                   565,215


SHORT-TERM BOND FUND (19.5%)
Vanguard Short-Term Corporate Fund
  Investor Shares                          20,364,077                   220,950
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $1,132,939)                          1,134,083
--------------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.5%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.32%, 5/1/2003
  (Cost $5,759)                                $5,759                     5,759
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $1,138,698)                                                   1,139,842
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY INCOME FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets                                                              4,951
Liabilities                                                              (7,967)
                                                                ----------------
                                                                         (3,016)
                                                                ----------------
--------------------------------------------------------------------------------
 NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 90,175,858 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                   $1,136,826
================================================================================
NET ASSET VALUE PER SHARE                                                $12.61
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                               AMOUNT                        PER
                                                (000)                      SHARE
--------------------------------------------------------------------------------
Paid-in Capital                           $1,132,697                     $12.56
Undistributed Net Investment Income            4,243                        .05
Accumulated Net Realized Losses               (1,258)                      (.01)
Unrealized Appreciation                        1,144                        .01
--------------------------------------------------------------------------------
NET ASSETS                                $1,136,826                     $12.61
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY CONSERVATIVE GROWTH FUND          SHARES                      (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (25.2%)
Vanguard Total Stock Market Index Fund
  Investor Shares                          22,737,536                   476,579
Vanguard Total International Stock
  Index Fund                               14,791,228                   115,372
                                                                   -------------
                                                                        591,951
                                                                   -------------
BALANCED FUND (25.3%)
Vanguard Asset Allocation Fund
  Investor Shares                          31,413,942                   594,352

BOND FUND (29.7%)
Vanguard Total Bond Market Index Fund
  Investor Shares                          66,764,357                   696,352

SHORT-TERM BOND FUND (19.6%)
Vanguard Short-Term Corporate Fund
  Investor Shares                          42,271,605                   458,647
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $2,377,982)                          2,341,302
--------------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account
  1.32%, 5/1/2003
  (Cost $3,348)                                $3,348                     3,348
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%) (Cost $2,381,330)                           2,344,650
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              7,536
Liabilities                                                              (5,874)
                                                                   -------------
                                                                          1,662
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 177,953,836 outstanding $.001 par value
  shares of beneficial interest
  (unlimited authorization)                                        $  2,346,312
================================================================================
NET ASSET VALUE PER SHARE                                          $      13.18
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:

                                               AMOUNT                       PER
                                                (000)                     SHARE
--------------------------------------------------------------------------------
Paid-in Capital                            $2,386,834                    $13.41
Undistributed Net Investment Income             6,359                       .04
Accumulated Net Realized Losses               (10,201)                     (.06)
Unrealized Depreciation                       (36,680)                     (.21)
--------------------------------------------------------------------------------
NET ASSETS                                 $2,346,312                    $13.18
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LIFESTRATEGY MODERATE GROWTH FUND              SHARES                      (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (45.2%)
Vanguard Total Stock Market Index Fund
  Investor Shares                          71,132,489                 1,490,937
Vanguard Total International Stock
  Index Fund                               52,772,483                   411,625
                                                                   -------------
                                                                      1,902,562
                                                                   -------------
BALANCED FUND (25.4%)
Vanguard Asset Allocation Fund
  Investor Shares                          56,478,333                 1,068,570

BOND FUND (29.2%)
Vanguard Total Bond Market Index Fund
  Investor Shares                         118,093,188                 1,231,712
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $4,495,141)                          4,202,844
--------------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.32%, 5/1/2003
  (Cost $8,860)                                $8,860                     8,860
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (Cost $4,504,001)                          4,211,704
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                              9,898
Liabilities                                                             (10,859)
                                                                   -------------
                                                                           (961)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 292,569,183 outstanding $.001 par value
  shares of beneficial interest
  (unlimited authorization)                                        $  4,210,743
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $      14.39
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
                                               AMOUNT                       PER
                                                (000)                     SHARE
--------------------------------------------------------------------------------
Paid-in Capital                            $4,502,739                    $15.39
Undistributed Net Investment Income            25,242                       .09
Accumulated Net Realized Losses               (24,941)                     (.09)
Unrealized Depreciation                      (292,297)                    (1.00)
--------------------------------------------------------------------------------
NET ASSETS                                 $4,210,743                    $14.39
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY GROWTH FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (64.9%)
Vanguard Total Stock Market Index Fund
  Investor Shares                          83,485,202                 1,749,850
Vanguard Total International Stock
  Index Fund                               67,477,377                   526,324
                                                                   -------------
                                                                   $  2,276,174
                                                                   -------------
BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund
  Investor Shares                          46,242,759                   874,913
                                                                   -------------
BOND FUND (9.9%)

Vanguard Total Bond Market Index Fund
  Investor Shares                          33,170,941                   345,972
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $3,976,442)                       $  3,497,059
--------------------------------------------------------------------------------
                                                 Face
                                               Amount
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.32%, 5/1/2003
  (Cost $7,981)                                $7,981                     7,981
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (Cost $3,984,423)                          3,505,040
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Other Assets                                                              7,286
Liabilities                                                              (6,744)
                                                                   -------------
                                                                            542
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 234,670,323 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                        $  3,505,582
================================================================================
NET ASSET VALUE PER SHARE                                          $      14.94
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT APRIL 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                               AMOUNT                       PER
                                                (000)                     SHARE
--------------------------------------------------------------------------------
Paid-in Capital                            $4,001,692                    $17.05
Undistributed Net Investment Income            11,288                       .05

Accumulated Net Realized Losses               (28,015)                     (.12)
Unrealized Depreciation                      (479,383)                    (2.04)
--------------------------------------------------------------------------------
NET ASSETS                                  $3,505,58              $      14.94
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

----------------------------------------------------------------------------------------------------
                       LIFESTRATEGY           LIFESTRATEGY          LIFESTRATEGY
                             INCOME           CONSERVATIVE              MODERATE        LIFESTRATEGY
                               FUND            GROWTH FUND           GROWTH FUND         GROWTH FUND
                       -----------------------------------------------------------------------------
                                                 SIX MONTHS ENDED APRIL 30, 2003
                       -----------------------------------------------------------------------------
                              (000)                  (000)                 (000)               (000)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions
    Received                $20,326               $ 36,708              $ 57,251           $ 38,300
  Interest                       16                     28                    40                 37
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--
  Note B                     20,342                 36,736                57,291             38,337
----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain
    Distributions Received       --                     --                    --                 --
  Investment Securities
    Sold                       (429)                (1,594)               (2,715)               762
----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)       (429)                (1,594)               (2,715)               762
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)OF
    INVESTMENT SECURITIES    29,496                 68,353               136,269            116,132
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
   OPERATIONS               $49,409               $103,495              $190,845           $155,231
====================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                    LIFESTRATEGY       LIFESTRATEGY CONSERVATIVE
                                     INCOME FUND                     GROWTH FUND
                            -------------------------  -------------------------
                            SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                 ENDED         ENDED         ENDED         ENDED
                           APR 30,2003   OCT.31,2002   APR.30,2003   OCT.31,2002
                                 (000)         (000)         (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income         $ 20,342      $ 41,670      $ 36,736     $ 79,684
Realized Net Gain (Loss)          (429)           43        (1,594)      (1,411)
Change in Unrealized
  Appreciation (Depreciation)   29,496       (50,554)       68,353     (175,750)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
  Net Assets Resulting from
   Operations                   49,409        (8,841)      103,495      (97,477)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income        (20,234)      (41,593)      (37,470)     (79,852)
  Realized Capital Gain             --            --            --            --
--------------------------------------------------------------------------------
  Total Distributions          (20,234)      (41,593)      (37,470)     (79,852)
--------------------------------------------------------------------------------
Capital Share Transactions1
  Issued                       199,200       455,861       297,126      712,905
  Issued in Lieu of Cash
   Distributions                18,535        37,822        35,964       76,351
  Redeemed                    (110,994)     (232,651)     (185,401)    (433,521)
--------------------------------------------------------------------------------
Net Increase (Decrease) from
  Capital Share Transactions   106,741       261,032       147,689      355,735
--------------------------------------------------------------------------------
  Total Increase (Decrease)    135,916       210,598       213,714      178,406
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period        1,000,910       790,312     2,132,598    1,954,192
--------------------------------------------------------------------------------
  End of Period             $1,136,826    $1,000,910    $2,346,312   $2,132,598
================================================================================

1SHARES ISSUED (REDEEMED)
  Issued                        16,140        36,094        23,148       52,238
  Issued in Lieu of Cash
    Distributions                1,506         3,019         2,806        5,667
  Redeemed                      (8,979)      (18,520)      (14,470)     (32,234)
--------------------------------------------------------------------------------
    Net Increase (Decrease)
    in Shares Outstanding        8,667        20,593        11,484       25,671
================================================================================

--------------------------------------------------------------------------------
                               LIFESTRATEGY MODERATE             LIFESTRATEGY
                                   GROWTH FUND                    GROWTH FUND
                       -------------------------------  ------------------------
                            SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                 ENDED         ENDED         ENDED         ENDED
                         APR. 30, 2003   OCT.31,2002   APR.30 2003   OCT.31 2002
                                 (000)         (000)         (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income       $ 57,291     $ 123,915      $ 38,337     $ 75,122
  Realized Net Gain (Loss)      (2,715)       (8,121)          762      (25,204)
  Change in Unrealized
   Appreciation (Depreciation) 136,269      (433,639)      116,132     (450,277)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in
   Net Assets Resulting from
    Operations                 190,845      (317,845)      155,231     (400,359)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income        (63,509)     (126,354)      (40,612)     (75,612)
  Realized Capital Gain             --            --            --            --
--------------------------------------------------------------------------------
    Total Distributions        (63,509)     (126,354)      (40,612)     (75,612)
--------------------------------------------------------------------------------
Capital Share Transactions1
  Issued                       452,306     1,000,487       395,025      763,394
  Issued in Lieu of Cash
    Distributions               62,665       124,658        40,156       74,690
  Redeemed                    (328,101)     (861,256)     (253,094)    (664,897)
--------------------------------------------------------------------------------
   Net Increase (Decrease)
   from Capital Share
    Transactions               186,870       263,889       182,087      173,187
--------------------------------------------------------------------------------
    Total Increase (Decrease)  314,206      (180,310)      296,706     (302,784)
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period          3,896,537     4,076,847     3,208,876    3,511,660
--------------------------------------------------------------------------------
End of Period               $4,210,743    $3,896,537    $3,505,582   $3,208,876
================================================================================

1SHARES ISSUED (REDEEMED)
  Issued                        32,510        65,858        27,489       46,809
  Issued in Lieu of Cash
    Distributions                4,541         8,064         2,816        4,449
  Redeemed                     (23,703)      (57,402)      (17,716)     (41,252)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
  Shares Outstanding            13,348        16,520        12,589       10,006
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR
                                               ENDED         ENDED     JAN. 1 TO              YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     APR. 30,       OCT. 31,     OCT. 31,  ----------------------------------------
THROUGHOUT EACH PERIOD                          2003          2002         2001*       2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $12.28        $12.97        $13.01     $12.82    $13.22    $12.43    $11.55
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .24           .57           .52        .74       .69       .63       .63
  Capital Gain Distributions Received             --            --            --        .04       .14       .20       .15
  Net Realized and Unrealized Gain (Loss)
    on Investments                               .33          (.67)         (.09)       .23      (.47)      .78       .83
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             .57          (.10)          .43       1.01       .36      1.61      1.61
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income          (.24)         (.59)         (.45)      (.74)     (.69)     (.63)     (.63)
  Distributions from Realized Capital Gains       --            --          (.02)      (.08)     (.07)     (.19)     (.10)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (.24)         (.59)         (.47)      (.82)     (.76)     (.82)     (.73)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $12.61        $12.28        $12.97     $13.01    $12.82    $13.22    $12.43
==========================================================================================================================

TOTAL RETURN                                   4.70%        -0.79%         3.42%      8.06%     2.82%    13.17%    14.23%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)        $1,137        $1,001          $790       $632      $555      $449      $244
  Ratio of Expenses to Average Net
     Assets--Note B                               0%            0%            0%         0%        0%        0%        0%
  Ratio of Net Investment Income to
     Average Net Assets                      3.91%**         4.64%       4.87%**      5.845      .37%     5.24%     5.54%
  Portfolio Turnover Rate                       6%**           10%            4%        17%      11%         3%        6%
==========================================================================================================================
* The fund's fiscal year-end  changed from December 31 to October 31,  effective
  October 31, 2001.
**Annualized.

LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR
                                               ENDED         ENDED     JAN. 1 TO              YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     APR. 30,       OCT. 31,     OCT. 31,  ----------------------------------------
THROUGHOUT EACH PERIOD                          2003          2002         2001*       2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $12.81        $13.88        $14.71     $15.10    $14.71    $13.40    $12.14
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .22           .51           .45        .70       .64       .58       .56
  Capital Gain Distributions Received             --            --            --        .06       .18       .20       .18
  Net Realized and Unrealized Gain (Loss)
   on Investments                                .37         (1.06)         (.84)      (.29)      .31      1.32      1.27
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations              .59          (.55)         (.39)       .47      1.13      2.10      2.01
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income          (.22)         (.52)         (.40)      (.70)     (.63)     (.59)     (.56)
  Distributions from Realized Capital Gains       --            --          (.04)      (.16)     (.11)     (.20)     (.19)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (.22)         (.52)         (.44)      (.86)     (.74)     (.79)     (.75)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $13.18        $12.81        $13.88     $14.71    $15.10    $14.71    $13.40
==========================================================================================================================

TOTAL RETURN                                   4.66%        -4.11%        -2.61%      3.12%     7.86%    15.88%    16.81%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)        $2,346        $2,133        $1,954     $1,897    $1,748    $1,416      $803
  Ratio of Expenses to
     Average Net Assets--Note B                   0%            0%            0%         0%        0%        0%        0%
  Ratio of Net Investment Income to
     Average Net Assets                      3.36%**         3.79%       3.78%**      4.73%     4.34%     4.32%      4.61%
  Portfolio Turnover Rate                       8%**           12%           14%         9%        5%        3%         1%
==========================================================================================================================
*The fund's fiscal  year-end  changed from December 31 to October 31,  effective
  October 31, 2001.
**Annualized.

LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR
                                               ENDED         ENDED     JAN. 1 TO              YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     APR. 30,       OCT. 31,     OCT. 31,  ----------------------------------------
THROUGHOUT EACH PERIOD                          2003          2002         2001*       2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $13.96        $15.52        $17.25     $18.18    $16.86    $14.81    $12.97
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                         .210           .45           .35        .64       .55      .510      .490
  Capital Gain Distributions Received             --           .01            --        .08       .24      .241      .236
  Net Realized and Unrealized Gain (Loss)
   on Investments                               .445         (1.55)        (1.80)      (.87)     1.21     2.054     1.819
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             .655         (1.09)        (1.45)      (.15)     2.00     2.805     2.545
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income         (.225)         (.47)         (.22)      (.64)     (.55)    (.510)    (.490)
  Distributions from Realized Capital Gains       --            --          (.06)      (.14)     (.13)    (.245)    (.215)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                         (.225)         (.47)         (.28)      (.78)     (.68)    (.755)    (.705)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $14.39        $13.96        $15.52     $17.25    $18.18    $16.86    $14.81
==========================================================================================================================

TOTAL RETURN                                   4.76%        -7.30%        -8.48%     -0.88%    12.01%    19.03%    19.77%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)        $4,211        $3,897        $4,077     $3,911    $3,441    $2,202    $1,358
  Ratio of Expenses to Average Net
   Assets -  Note B                               0%            0%            0%         0%        0%        0%        0%
  Ratio of Net Investment Income to
   Average Net Assets                        2.90%**         2.98%       2.69%**      3.59%     3.47%     3.43%     3.72%
  Portfolio Turnover Rate                       9%**           15%           16%        12%        3%        5%        2%
==========================================================================================================================
* The fund's fiscal year-end  changed from December 31 to October 31,  effective
  October 31, 2001.
**Annualized.

LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS          YEAR
                                               ENDED         ENDED     JAN. 1 TO              YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     APR. 30,       OCT. 31,     OCT. 31,  ----------------------------------------
THROUGHOUT EACH PERIOD                          2003          2002         2001*       2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $14.45        $16.56        $19.59     $21.41    $18.79    $16.04    $13.68
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .17           .34           .23        .51       .45      .410       .39
  Capital Gain Distributions Received             --            --            --        .10       .29      .264       .28
  Net Realized and Unrealized Gain (Loss)
    on Investments                               .50         (2.10)        (3.04)     (1.75)     2.49     2.751      2.36
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             .67         (1.76)        (2.81)     (1.14)     3.23     3.425      3.03
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income          (.18)         (.35)         (.16)      (.51)     (.45)    (.410)     (.38)
  Distributions from Realized Capital Gains       --            --          (.06)      (.17)     (.16)    (.265)     (.29)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (.18)         (.35)         (.22)      (.68)     (.61)    (.675)     (.67)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $14.94        $14.45        $16.56     $19.59    $21.41    $18.79    $16.04
==========================================================================================================================

TOTAL RETURN                                   4.70%       -10.91%       -14.43%     -5.44%    17.32%    21.40%    22.26%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)        $3,506        $3,209        $3,512     $3,738    $3,177    $1,924    $1,184
  Ratio of Expenses to Average Net
     Assets -  Note B                             0%            0%            0%         0%        0%        0%        0%
  Ratio of Net Investment Income to
     Average Net Assets                      2.35%**         2.12%       1.53%**      2.49%     2.50%     2.53%     2.84%
  Portfolio Turnover Rate                         3%            7%            7%         6%        1%        2%        1%
==========================================================================================================================
* The fund's fiscal year-end  changed from December 31 to October 31,  effective
  October 31, 2001.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the six months ended April 30, 2003, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                           CAPITAL LOSSES
                                                --------------------------------
                                                              EXPIRATION: FISCAL
                                               AMOUNT             YEAR(S) ENDING
LIFESTRATEGY FUND                               (000)                OCTOBER 31,
--------------------------------------------------------------------------------
Income                                          $ 743                  2009-2010
Conservative Growth                             9,046                  2009-2010
Moderate Growth                                20,820                  2009-2010
Growth                                         27,568                  2009-2010
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At April 30, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                       (000)
                                  ----------------------------------------------
                                                                  NET UNREALIZED
                                   APPRECIATED       DEPRECIATED    APPRECIATION
LIFESTRATEGY FUND                   SECURITIES        SECURITIES  (DEPRECIATION)
--------------------------------------------------------------------------------
Income                                 $22,682        $ (21,538)        $ 1,144
Conservative Growth                     36,082          (72,762)        (36,680)
Moderate Growth                         65,800         (358,097)       (292,297)
Growth                                  20,026         (499,409)       (479,383)
--------------------------------------------------------------------------------

D. During the six months ended April 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                           (000)
                                            ------------------------------------
LIFESTRATEGY FUND                             PURCHASES           SALES
--------------------------------------------------------------------------------
Income                                         $136,408        $ 29,571
Conservative Growth                             239,217          92,256
Moderate Growth                                 348,304         169,580
Growth                                          224,152          46,807
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*       Chairman of the Board, Chief Executive Officer, and
(1987)                 Director/Trustee of The Vanguard Group, Inc., and of each
                       of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS       The  Partners  of  '63  (pro bono ventures in education);
(2001)                 Senior  Adviser  to  Greenwich  Associates (international
                       business  strategy consulting); Successor Trustee of Yale
                       University;  Overseer of the Stern  School of Business at
                       New York University; Trustee  of  the Whitehead Institute
                       for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA         Chairman and Chief Executive Officer(since October 1999),
(2001)                 Vice Chairman (January-September 1999),and Vice President
                       (prior to September1999) of Rohm and Haas Co.(chemicals);
                       Director of Technitrol, Inc. (electronic components), and
                       Agere Systems (communications components);  Board Member
                       of  the  American  Chemistry  Council; Trustee  of Drexel
                       University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN Vice President, Chief  Information Officer, and Member of
(1998)                 the   Executive   Committee    of   Johnson   &   Johnson
                       (pharmaceuticals/consumer products);  Director   of   the
                       Medical  Center  at  Princeton  and  Women's Research and
                       Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL      Chemical Bank Chairman's Professor of Economics,Princeton
(1977)                 University; Director  of  Vanguard  Investment Series plc
                       (Irish  investmentfund)  (since November 2001),  Vanguard
                       Group (Ireland)Limited (Irish investment management firm)
                       (since  November   2001),  Prudential  Insurance  Co.  of
                       America,  BKF Capital (investment  management  firm), The
                       Jeffrey Co. (holding company), and NeuVis, Inc. (software
                       company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.  Chairman,  President,  Chief   Executive   Officer,   and
(1993)                 Director  of  NACCO  Industries,  Inc.  (forklift trucks/
                       housewares/lignite);  Director  of  Goodrich  Corporation
                       (industrial  products/aircraft   systems  and  services);
                       Director  until  1998  of  Standard  Products  Company (a
                       supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON     Retired Chairman and Chief Executive Officer of  Rohm and
(1985)                 Haas Co.(chemicals);  Director  of  Cummins  Inc. (diesel
                       engines),   MeadWestvaco   Corp.  (paper  products),  and
                       AmerisourceBergen  Corp.  (pharmaceutical  distribution);
                       Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON      Secretary; Managing Director and  General  Counsel of The
                       Vanguard Group, Inc. (since September 1997); Secretary of
                       The  Vanguard  Group  and   of  each  of  the  investment
                       companies served by The Vanguard Group; Principal  of The
                       Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS      Treasurer;  Principal  of   The   Vanguard  Group,  Inc.;
                       Treasurer  of each  of the investment companies served by
                       The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.          F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.    MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.                RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.                 GEORGE U. SAUTER, Quantitative Equity Group.

--------------------------------------------------------------------------------
JOHN C. BOGLE,         Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP(R)

POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, LifeStrategy, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335


(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.


Q882 062003

Item 2: Code(s) of Ethics - Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert - Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services - Not applicable to this semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto. (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          VANGUARD STAR FUNDS

BY:            (signature)
   --------------------------------
              (HEIDI STAM)
            JOHN J. BRENNAN*
        CHIEF EXECUTIVE OFFICER

Date: June 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          VANGUARD STAR FUNDS

BY:            (signature)
   --------------------------------
              (HEIDI STAM)
            JOHN J. BRENNAN*
        CHIEF EXECUTIVE OFFICER

Date: June 16, 2003

          VANGUARD STAR FUNDS

BY:            (signature)
   --------------------------------
               (HEIDI STAM)
             THOMAS J. HIGGINS*
                TREASURER

Date: June 16, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002.
 Incorporated by Reference.